Particulars of Principal Subsidiaries and Equity Investees (Details)	Dec. 31, 2021	Dec. 31, 2020
Shanghai Hutchison Pharmaceuticals Limited ("SHPL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Equity investees (as a percent)	50.00%	50.00%
HBYS | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Equity investees (as a percent)		40.00%
HUTCHMED Limited (formerly known as "Hutchison MediPharma Limited") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	99.75%	99.75%
HUTCHMED International Corporation (formerly known as "Hutchison MediPharma International Inc.") | US
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	99.75%	99.75%
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited ("HSPL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	50.87%	50.87%
Hutchison Hain Organic (Hong Kong) Limited ("HHOHK") | Hong Kong
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	50.00%	50.00%
Hutchison Healthcare Limited | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	100.00%	100.00%
HUTCHMED Science Nutrition Limited (formerly known as "Hutchison Consumer Products Limited") | Hong Kong
Subsidiary or Equity Method Investee
Equity interest attributable to the Group - Subsidiaries (as a percent)	100.00%	100.00%